Related Party Transactions - Additional Information (Detail) (USD $)		1 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2010 Senior Secured Notes	Aug. 31, 2012 Senior Notes Owned By Verde Senior Secured Notes	Aug. 02, 2012 Senior Notes Owned By Verde Senior Secured Notes	Dec. 31, 2012 Board of Directors Chairman Dealership	Dec. 31, 2011 Board of Directors Chairman Dealership	Dec. 31, 2010 Board of Directors Chairman Dealership	Dec. 31, 2011 Director [Member] Dealership	Dec. 31, 2010 Director [Member] Dealership	Dec. 31, 2012 Chief Executive Officer Dealership	Dec. 31, 2011 Chief Executive Officer Dealership	Jan. 31, 2008 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2012 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2011 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2010 Chief Executive Officer Non-cash Compensation Expense [Member]	Jun. 30, 2010 Outstanding Debt Held By Related Party [Member] Senior Secured Notes	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Related Party Transaction [Line Items]
Number of Stores				13	14	15		1	1	1
Number of Reconditioning Centers				3	3	3		1
Number of Closed facilities				3	3
Lease Expiration Date				Aug. 30, 2015												Dec. 31, 2013	Dec. 31, 2023
Lease Termination Fees						$ 400,000	$ 400,000
Number of Closed Facilities With Terminated Leases						1	2
Mr. Fidel's interest in DTAG and DTAC purchased by Mr. Garcia, percent											5.00%
Mr. Fidel's interest in DTAG and DTAC purchased by Mr. Garcia											17,500,000
Portion of Mr. Fidel's interest in DTAG and DTAC purchased with cash											6,250,000
Portion of Mr. Fidel's interest in DTAG and DTAC purchased with a promissory note											11,250,000
Interest rate on promissory note											8.00%
Term of promissory note											5 years
Interest paid by Mr. Garcia to Mr. Fidel												100,000	300,000	500,000
Aircraft Rental				150,000
Original Debt Amount	$ 200,000,000		$ 5,000,000												$ 49,000,000
Purchase Price in Excess of Par, Percent		111.00%